Financial Assets and Liabilities at Fair Value through Profit or Loss - Summary of Financial Assets and Liabilities at Fair Value through Profit or Loss (Detail) - TWD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial assets, Mandatorily measured at FVTPL	$ 159.0	$ 2,259.4
Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Held for trading	681.9	94.1
Financial assets, Mandatorily measured at FVTPL	$ 159.0	$ 2,259.4